John Hancock U.S. High Dividend ETF Investment Objectives and Goals - John Hancock U.S. High Dividend ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock U.S. High Dividend ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a high level of current income.
Objective, Secondary [Text Block]	Long-term growth of capital is a secondary objective.